UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10345

        Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 3 (NZF)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.6% (1.0% of Total Investments)
$ 3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	$3,519,110
	2006C-2, 5.000%, 11/15/36
5,655	Alabama State Port Authority, Revenue Bonds, State Docks Department Facilities, Series 2001,	10/11 at 100.00	AAA	5,951,209
	5.250%, 10/01/26 (Pre-refunded 10/01/11) – AMBAC Insured (Alternative Minimum Tax)

9,155	Total Alabama			9,470,319

	Alaska – 2.6% (1.6% of Total Investments)
4,000	Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series 1998A, 5.250%, 7/01/14 –	7/08 at 100.00	AAA	4,032,920
	AMBAC Insured (Alternative Minimum Tax)
12,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	11,435,875
	Series 2006A, 5.000%, 6/01/46

16,500	Total Alaska			15,468,795

	Arkansas – 0.9% (0.6% of Total Investments)
	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks
	Regional Medical Center, Series 2001A:
1,805	5.500%, 11/01/13	11/11 at 101.00	Baa2	1,873,482
1,900	5.500%, 11/01/14	11/11 at 101.00	Baa2	1,968,495
1,745	5.250%, 11/01/21	11/11 at 101.00	Baa2	1,757,180

5,450	Total Arkansas			5,599,157

	California – 12.3% (7.9% of Total Investments)
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist
	Health System/West, Series 2003A:
855	5.000%, 3/01/28	3/13 at 100.00	A	859,095
140	5.000%, 3/01/33	3/13 at 100.00	A	140,265
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,915,834
	5.000%, 11/15/42
10,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	1/28 at 100.00	AAA	10,908,900
	Bay Area Toll Bridge, Series 2003A. 5.000%, 7/01/33 (Pre-refunded 1/01/28) – AMBAC
	Insured (UB)
5,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	5,180,350
	LLC, Series 2001A, 5.550%, 8/01/31
18,850	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – MBIA	12/07 at 101.00	AAA	18,876,767
	Insured (Alternative Minimum Tax)
365	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	341,009
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2001:
13,955	5.750%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	14,751,970
5,000	5.375%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	5,168,800
1,500	5.250%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	1,538,505
10,000	5.500%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	10,371,800
10,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	2,690,100
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,001,460
	2006C, 0.000%, 9/01/30 – MBIA Insured

81,565	Total California			74,744,855

	Colorado – 6.4% (4.1% of Total Investments)
2,250	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General	12/12 at 100.00	N/R	2,410,852
	Obligation Bonds, Series 2002, 7.375%, 12/01/32
1,605	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle	3/13 at 100.00	N/R (4)	1,860,388
	Creek Education Center, Series 2002A, 7.625%, 3/15/32 (Pre-refunded 3/15/13)
3,200	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	3/10 at 102.00	N/R (4)	3,524,416
	Montessori Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32 (Pre-refunded 3/01/10)
1,775	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/11 at 100.00	Ba1 (4)	1,992,189
	County School District 6 – Frontier Academy, Series 2001, 7.375%, 6/01/31
	(Pre-refunded 6/01/11)
3,560	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks	5/16 at 102.00	N/R	3,447,575
	Academy, Series 2006, 5.400%, 5/01/26
3,380	Colorado Housing Finance Authority, Multifamily Project Bonds, Class I, Series 2001A-1,	10/11 at 100.00	AAA	3,447,059
	5.500%, 4/01/31 (Alternative Minimum Tax)
10,100	Colorado Springs, Colorado, Utility System Revenue Refunding and Improvement Bonds, Series	11/07 at 100.00	AA	10,137,168
	1997A, 5.375%, 11/15/26
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	AAA	5,622,520
1,100	7.141%, 11/15/24 – FGIC Insured (IF)	11/16 at 100.00	AAA	1,248,973
1,445	7.141%, 11/15/25 – FGIC Insured (IF)	11/16 at 100.00	AAA	1,640,696
2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	AAA	2,093,340
	5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,095,260
	8.000%, 12/01/25

36,780	Total Colorado			38,520,436

	Delaware – 0.4% (0.2% of Total Investments)
2,255	Delaware Housing Authority, Multifamily Mortgage Revenue Bonds, Series 2001A, 5.400%, 7/01/24	7/12 at 100.00	Aa3	2,314,622

	District of Columbia – 0.9% (0.6% of Total Investments)
1,375	District of Columbia, Revenue Bonds, Catholic University of America, Series 1999, 5.625%,	10/09 at 101.00	AAA	1,432,007
	10/01/29 – AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	Aaa	1,214,757
	Revenue Bonds, Series 2007, Residuals 1606, 5.774%, 10/01/30 – AMBAC Insured (IF)
3,335	Washington D.C. Convention Center Authority, Dedicated Tax Revenue Bonds, Residual Series 1730,	10/16 at 100.00	Aaa	3,034,617
	1731, 1736, 5.774%, 10/01/30 – AMBAC Insured (IF)

6,045	Total District of Columbia			5,681,381

	Florida – 2.5% (1.6% of Total Investments)
2,000	Dade County, Florida, Water and Sewerage System Revenue Bonds, Series 1997, 5.375%, 10/01/16 –	10/07 at 102.00	AAA	2,044,780
	FGIC Insured
	Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Oak Glen
	Apartments, Series 2001G:
1,105	5.400%, 12/01/32 – FSA Insured	12/11 at 100.00	AAA	1,121,951
2,195	5.450%, 12/01/41 – FSA Insured	12/11 at 100.00	AAA	2,224,545
4,175	Pace Property Finance Authority Inc., Florida, Utility System Improvement and Revenue	9/07 at 102.00	AAA	4,263,009
	Refunding Bonds, Series 1997, 5.250%, 9/01/17 – AMBAC Insured
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	5,441,417
	Obligation Group, Series 2007, 5.000%, 8/15/42

14,930	Total Florida			15,095,702

	Georgia – 2.4% (1.5% of Total Investments)
5,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 – FGIC Insured	1/10 at 101.00	AAA	5,190,200
	(Alternative Minimum Tax)
2,700	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001, 7.900%, 12/01/24	12/11 at 101.00	N/R	2,951,397
2,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	1,930,640
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
3,740	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A– (4)	3,954,713
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
500	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside	3/17 at 100.00	N/R	489,540
	Military Academy Project, Series 2007, 5.125%, 3/01/37

13,940	Total Georgia			14,516,490

	Illinois – 19.0% (12.1% of Total Investments)
16,000	Chicago Greater Metropolitan Area Sanitary District, Illinois, General Obligation Bonds, Series	12/16 at 100.00	AAA	17,219,680
	2006, 5.000%, 12/01/35 (UB)
8,375	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.500%, 1/01/19 – FSA Insured	1/11 at 101.00	AAA	8,730,435
	(Alternative Minimum Tax)
1,750	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 – FGIC Insured	7/08 at 102.00	AAA	1,797,950
4,950	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	AAA	5,101,371
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
8,610	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	1/11 at 100.00	AAA	9,075,973
	1/01/26 (Pre-refunded 1/01/11) – AMBAC Insured
2,220	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	No Opt. Call	AAA	2,450,059
	1/01/16 – MBIA Insured
10,000	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.000%, 11/01/26	11/11 at 100.00	AAA	10,464,300
	(Pre-refunded 11/01/11) – AMBAC Insured
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	1,713,901
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
2,415	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	Aaa	2,504,065
	Kankakee County, Series 2005B, 5.000%, 12/01/24 – AMBAC Insured
1,100	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,	5/10 at 101.00	Baa2	1,155,891
	6.500%, 5/15/30
9,000	Illinois Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc.,	12/11 at 101.00	BBB	9,322,020
	Series 2001, 5.875%, 12/01/31
15,000	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa2 (4)	16,169,700
	2001A, 6.125%, 7/01/31 (Pre-refunded 7/01/11)
5,000	Lake County School District 38, Big Hallow, Illinois, General Obligation Bonds, Series 2005,	No Opt. Call	Aaa	2,567,450
	0.000%, 2/01/22 – AMBAC Insured
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	7,406,420
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
16,900	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	17,464,460
	Project, Series 1999A, 5.250%, 12/15/28 – FGIC Insured
2,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	2,287,020
	Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured

111,985	Total Illinois			115,430,695

	Indiana – 6.1% (3.9% of Total Investments)
	Clark-Pleasant Community School Building Corporation, Indiana, First Mortgage Bonds,
	Series 2001:
1,255	5.000%, 7/15/21 (Pre-refunded 1/15/12) – AMBAC Insured	1/12 at 100.00	AAA	1,314,863
1,000	5.000%, 1/15/26 (Pre-refunded 1/15/12) – AMBAC Insured	1/12 at 100.00	AAA	1,047,700
	Evansville Vanderburgh Public Library Lease Corporation, Indiana, First Mortgage Bonds,
	Series 2001:
2,000	5.750%, 7/15/18 (Pre-refunded 1/15/12) – MBIA Insured	1/12 at 100.00	AAA	2,156,300
2,750	5.125%, 1/15/24 (Pre-refunded 1/15/12) – MBIA Insured	1/12 at 100.00	AAA	2,895,117
1,250	Hamilton Southeastern Cumberland Campus School Building Corporation, Indiana, First Mortgage	1/12 at 100.00	AAA	1,315,962
	Bonds, Series 2001, 5.125%, 1/15/23 (Pre-refunded 1/15/12) – AMBAC Insured
9,500	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AAA	9,920,090
	5.500%, 2/01/26 – MBIA Insured
4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series	6/15 at 100.00	Aa3	4,366,671
	2005B, 5.000%, 6/01/24
2,800	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	AAA	2,884,084
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
3,500	University of Southern Indiana, Student Fee Bonds, Series 2001H, 5.000%, 10/01/21 –	10/11 at 100.00	Aaa	3,615,955
	AMBAC Insured
	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,514,100
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,517,875
	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001:
1,150	5.625%, 7/15/18 – AMBAC Insured	1/13 at 101.00	AAA	1,245,025
1,090	5.500%, 7/15/22 – AMBAC Insured	1/13 at 101.00	AAA	1,170,976

35,525	Total Indiana			36,964,718

	Iowa – 5.9% (3.8% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Great River Medical Center, Series 2001,	5/11 at 100.00	Aaa	2,054,040
	5.250%, 5/15/31 – FSA Insured
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
28,000	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	29,413,720
3,950	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	4,222,984

33,950	Total Iowa			35,690,744

	Kentucky – 3.2% (2.0% of Total Investments)
18,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/11 at 101.00	AAA	19,296,610
	System Revenue Bonds, Series 2001A, 5.125%, 5/15/27 – MBIA Insured

	Louisiana – 3.4% (2.2% of Total Investments)
19,890	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	20,608,427
	Series 2001B, 5.875%, 5/15/39

	Maine – 1.1% (0.7% of Total Investments)
	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2001B:
4,610	5.400%, 11/15/21 (Alternative Minimum Tax)	11/10 at 100.00	AA+	4,673,987
1,690	5.500%, 11/15/32 (Alternative Minimum Tax)	11/10 at 100.00	AA+	1,700,495

6,300	Total Maine			6,374,482

	Maryland – 2.6% (1.7% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B,	4/17 at 100.00	N/R	993,380
	5.250%, 4/01/37
1,570	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	7/11 at 100.00	Aa2	1,590,693
	Revenue Bonds, Series 2001B, 5.250%, 7/01/21 (Alternative Minimum Tax)
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,907,840
	Center, Series 2006A, 5.000%, 12/01/31
10,600	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	10,628,514
	7.400%, 9/01/19 (Alternative Minimum Tax)
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	BBB+	523,226
	Retirement Community, Series 2007, 4.750%, 7/01/34

15,725	Total Maryland			15,643,653

	Massachusetts – 1.2% (0.8% of Total Investments)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	BBB-	1,002,660
	5.250%, 10/01/26
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/11 at 101.00	AAA	5,227,750
	2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)
1,155	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	Aaa	974,855
	7039, 5.809%, 8/01/46 – FSA Insured (IF)

7,155	Total Massachusetts			7,205,265

	Michigan – 9.8% (6.3% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	18,090,000
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – FSA Insured
11,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,	7/11 at 101.00	AA (4)	11,747,340
	5.500%, 1/15/31 (Pre-refunded 7/15/11)
1,235	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	A+	1,303,777
	5.500%, 10/15/18
1,355	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB-	1,335,488
	Obligated Group, Series 1998A, 5.250%, 8/15/23
3,485	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	AAA	3,656,671
	Health Corporation, Series 1993P, 5.375%, 8/15/14 – MBIA Insured (ETM)
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated
	Group, Series 2001:
1,400	5.500%, 11/15/21 (Pre-refunded 11/15/11)	11/11 at 101.00	A+ (4)	1,500,884
2,500	5.625%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	A+ (4)	2,692,400
3,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	3,515,295
	2006A, 5.000%, 12/01/31
12,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	AAA	13,037,402
	Hospital, Series 2001M, 5.250%, 11/15/31 – MBIA Insured
2,395	Ypsilanti Community Utilities Authority, Washtenaw County, Michigan, General Obligation Bonds,	5/11 at 100.00	AAA	2,507,421
	Sanitary Sewerage System 3, Series 2001, 5.100%, 5/01/31 (Pre-refunded 5/01/11) – FGIC Insured

54,510	Total Michigan			59,386,678

	Minnesota – 0.6% (0.4% of Total Investments)
2,320	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily Housing	10/11 at 105.00	Aaa	2,434,353
	Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,319,147
	Project, Series 2007-1, 5.000%, 8/01/36

3,695	Total Minnesota			3,753,500

	Mississippi – 0.4% (0.2% of Total Investments)
2,155	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage	5/09 at 103.00	AAA	2,212,991
	Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A,
	5.450%, 5/20/34

	Missouri – 2.8% (1.8% of Total Investments)
1,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	973,860
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	955,010
	Medical Center, Series 2007, 5.000%, 12/01/32
1,825	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R (4)	2,016,388
	Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)
	Missouri Development Finance Board, Cultural Facilities Revenue Bonds, Nelson Gallery
	Foundation, Series 2001A:
3,335	5.250%, 12/01/19 – MBIA Insured	12/11 at 100.00	AAA	3,493,079
3,510	5.250%, 12/01/20 – MBIA Insured	12/11 at 100.00	AAA	3,676,374
3,695	5.250%, 12/01/21 – MBIA Insured	12/11 at 100.00	AAA	3,870,143
2,040	5.250%, 12/01/22 – MBIA Insured	12/11 at 100.00	AAA	2,130,515

16,405	Total Missouri			17,115,369

	Montana – 0.8% (0.5% of Total Investments)
5,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	B2	5,131,200
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)

	Nebraska – 1.6% (1.1% of Total Investments)
	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2001D:
2,255	5.250%, 9/01/21 (Alternative Minimum Tax)	9/11 at 100.00	AAA	2,269,364
3,035	5.375%, 9/01/32 (Alternative Minimum Tax)	9/11 at 100.00	AAA	3,053,938
4,490	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AAA	4,639,921
	2, Series 2006A, 5.000%, 2/01/49 – AMBAC Insured (UB)

9,780	Total Nebraska			9,963,223

	Nevada – 5.3% (3.4% of Total Investments)
20,000	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2000, 5.500%, 7/01/30	7/10 at 100.00	AAA	20,938,000
	(Pre-refunded 7/01/10) – MBIA Insured (5)
2,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	2,049,700
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
4,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	4,063,680
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40
205	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1998A-1, 5.300%, 4/01/18	4/08 at 101.50	Aaa	206,132
	(Alternative Minimum Tax)
4,290	University of Nevada, Revenue Bonds, Community College System, Series 2001A, 5.250%, 7/01/26	1/12 at 100.00	AAA	4,536,117
	(Pre-refunded 1/01/12) – FGIC Insured

30,495	Total Nevada			31,793,629

	New Hampshire – 0.3% (0.2% of Total Investments)
2,000	New Hampshire Health and Education Authority, Hospital Revenue Bonds, Concord Hospital, Series	10/11 at 101.00	Aaa	2,119,060
	2001, 5.500%, 10/01/21 – FSA Insured

	New Jersey – 4.0% (2.5% of Total Investments)
10,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	11/12 at 101.00	Aaa	10,365,400
	Company, Series 2002A, 5.250%, 11/01/32 – AMBAC Insured (Alternative Minimum Tax)
4,125	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	4,469,726
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	7,348,600
	0.000%, 12/15/28 – AMBAC Insured
2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,792,020
	Series 2007-1A, 4.750%, 6/01/34

36,125	Total New Jersey			23,975,746

	New York – 4.1% (2.6% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	870,831
	Schools, Series 2007A, 5.000%, 4/01/32
1,780	East Rochester Housing Authority, New York, GNMA Secured Revenue Bonds, Gates Senior Housing	10/11 at 101.00	AAA	1,832,528
	Inc., Series 2001, 5.300%, 4/20/31
220	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006,	2/17 at 100.00	AAA	189,552
	5.931%, 2/15/47 – MBIA Insured (IF)
4,360	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, 2006A, 4.500%, 2/15/47 –	2/17 at 100.00	AAA	4,158,830
	MBIA Insured (UB)
4,155	Monroe County Airport Authority, New York, Revenue Refunding Bonds, Greater Rochester	No Opt. Call	AAA	4,484,824
	International Airport, Series 1999, 5.750%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)
7,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B	8,244,950
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,715	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 –	8/12 at 100.00	AAA	1,846,198
	MBIA Insured
785	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20	8/12 at 100.00	Aaa	851,356
	(Pre-refunded 8/01/12) – MBIA Insured
2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/11 at 100.00	AA–	2,102,260
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16

22,915	Total New York			24,581,329

	North Carolina – 1.1% (0.7% of Total Investments)
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA
	Carolinas Healthcare System, Series 2005A:
1,750	4.875%, 1/15/32	1/15 at 100.00	AA–	1,713,233
3,000	5.000%, 1/15/45	1/15 at 100.00	AA–	3,000,840
1,800	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A,	No Opt. Call	A3	1,914,048
	5.500%, 1/01/13

6,550	Total North Carolina			6,628,121

	Ohio – 2.2% (1.4% of Total Investments)
2,030	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	3/08 at 101.50	AAA	2,054,401
	Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – FSA Insured (Alternative Minimum Tax)
7,400	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	7,648,862
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
	Portage County, Ohio, General Obligation Bonds, Series 2001:
1,870	5.000%, 12/01/21 – FGIC Insured	12/11 at 100.00	AAA	1,934,964
1,775	5.000%, 12/01/23 – FGIC Insured	12/11 at 100.00	AAA	1,832,048

13,075	Total Ohio			13,470,275

	Oklahoma – 2.6% (1.7% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,000	5.000%, 2/15/37	2/17 at 100.00	AA–	6,038,340
3,440	5.000%, 2/15/42	2/17 at 100.00	AA–	3,443,818
2,500	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,	8/09 at 101.00	AAA	2,611,300
	Series 1999A, 5.625%, 8/15/29 (Pre-refunded 8/15/09)
3,600	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	3,622,572
	System, Series 2006, 5.000%, 12/15/36

15,540	Total Oklahoma			15,716,030

	Oregon – 2.5% (1.6% of Total Investments)
4,700	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds,	11/11 at 101.00	AAA	4,907,787
	PeaceHealth Project, Series 2001, 5.250%, 11/15/21 – AMBAC Insured
10,000	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series	7/10 at 100.00	Aaa	10,173,000
	2000A, 6.050%, 7/01/42 (Alternative Minimum Tax)

14,700	Total Oregon			15,080,787

	Pennsylvania – 2.0% (1.3% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
2,000	9.250%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	2,363,680
2,000	9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	2,363,680
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	486,045
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,500	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	1/08 at 100.00	B+	3,534,265
	Bonds, Northampton Generating Project, Series 1994A, 6.600%, 1/01/19 (Alternative Minimum Tax)
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,465,278
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured

11,205	Total Pennsylvania			12,212,948

	Puerto Rico – 0.4% (0.3% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%,	8/17 at 100.00	A+	2,621,925
	8/01/57 – MBIA Insured

	South Carolina – 1.2% (0.8% of Total Investments)
6,850	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2001A, 5.500%,	10/11 at 100.00	Aaa	7,282,235
	10/01/22 (Pre-refunded 10/01/11) – AMBAC Insured

	Tennessee – 1.8% (1.2% of Total Investments)
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A–	612,205
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
5,210	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A,	3/11 at 100.00	AAA	5,423,818
	5.500%, 3/01/14 – FSA Insured (Alternative Minimum Tax)
275	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	276,466
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
2,800	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	2,827,944
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46
	(WI/DD, Settling 8/15/07)
900	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.350%,	1/09 at 101.00	AA	908,469
	7/01/23 (Alternative Minimum Tax)
880	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2001-3A, 5.200%,	7/11 at 100.00	AA	889,108
	7/01/22 (Alternative Minimum Tax)

13,745	Total Tennessee			10,938,010

	Texas – 18.4% (11.8% of Total Investments)
5,445	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,030,527
	4.250%, 8/15/36 (UB)
1,125	Brushy Creek Municipal Utility District, Williamson County, Texas, Combination Unlimited Tax	6/09 at 100.00	Aaa	1,143,709
	and Revenue Refunding Bonds, Series 2001, 5.125%, 6/01/26 – FSA Insured
	Collins and Denton Counties, Frisco, Texas, General Obligation Bonds, Series 2001:
1,910	5.000%, 2/15/20 – FGIC Insured	2/11 at 100.00	AAA	1,961,303
2,005	5.000%, 2/15/21 – FGIC Insured	2/11 at 100.00	AAA	2,061,521
3,850	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	4,008,466
	Series 2001A, 5.500%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)
5,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	5,405,900
	7.000%, 9/01/25
4,040	Harris County, Texas, Tax and Revenue Certificates of Obligation, Series 2001, 5.000%, 8/15/27	8/11 at 100.00	AA+	4,121,972
6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B,	No Opt. Call	AAA	6,908,760
	5.500%, 12/01/29 – MBIA Insured (ETM)
7,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 1998B, 5.250%, 7/01/14 –	7/08 at 101.00	AAA	7,146,510
	FGIC Insured (Alternative Minimum Tax)
	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A:
2,525	5.500%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	2,663,269
2,905	5.500%, 7/01/14 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	3,057,483
4,735	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	4,553,981
	2007, Residuals 07-1001, 6.605%, 8/01/43 (IF)
	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001:
8,500	5.400%, 8/15/31 – AMBAC Insured	8/11 at 100.00	AAA	8,826,485
8,500	5.500%, 8/15/41 – AMBAC Insured	8/11 at 100.00	AAA	8,867,965
10,700	Laredo Independent School District, Webb County, Texas, General Obligation Refunding Bonds,	8/11 at 100.00	AAA	10,989,970
	Series 2001, 5.000%, 8/01/25
2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	AAA	2,633,000
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
1,540	Medina Valley Independent School District, Medina County, Texas, General Obligation Bonds,	2/11 at 100.00	Aaa	1,612,226
	Series 2001, 5.250%, 2/15/26 (Pre-refunded 2/15/11)
5,430	Mineral Wells Independent School District, Pale Pinto and Parker Counties, Texas, Unlimited	2/08 at 100.00	Aaa	5,441,077
	School Tax Building and Refunding Bonds, Series 1998, 4.750%, 2/15/22
95	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Texas Health	2/08 at 102.00	Aaa	97,692
	Resources System, Series 1997B, 5.375%, 2/15/26 (Pre-refunded 2/15/08) – MBIA Insured
3,045	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,	10/11 at 100.00	AAA	3,175,174
	Series 2001B, 5.500%, 10/01/17 – FGIC Insured (Alternative Minimum Tax)
6,300	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas Revenue Bonds, Series	2/17 at 100.00	AA–	6,335,469
	2007, 5.000%, 2/15/36
10,590	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	10,857,927
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/37	8/15 at 31.98	AAA	1,954,004
9,110	0.000%, 8/15/40	8/15 at 27.11	AAA	1,655,196
7,110	0.000%, 8/15/44	8/15 at 21.88	AAA	1,039,127

129,070	Total Texas			111,548,713

	Utah – 0.8% (0.5% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
1,555	5.200%, 1/01/18 (Alternative Minimum Tax)	7/11 at 100.00	AA–	1,582,181
515	5.500%, 1/01/23 (Alternative Minimum Tax)	7/11 at 100.00	Aaa	525,388
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
1,995	4.950%, 7/01/18 (Alternative Minimum Tax)	7/11 at 100.00	Aaa	2,006,830
530	5.300%, 7/01/23 (Alternative Minimum Tax)	7/11 at 100.00	Aaa	534,987

4,595	Total Utah			4,649,386

	Virginia – 0.9% (0.6% of Total Investments)
7,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 77.58	AAA	5,221,160
	Road, Series 1998B, 0.000%, 8/15/13 (Pre-refunded 8/15/08)

	Washington – 15.5% (10.0% of Total Investments)
	Bellingham Housing Authority, Washington, Housing Revenue Bonds, Varsity Village Project,
	Series 2001A:
1,000	5.500%, 12/01/27 – MBIA Insured	12/11 at 100.00	Aaa	1,051,360
2,000	5.600%, 12/01/36 – MBIA Insured	12/11 at 100.00	Aaa	2,110,560
2,475	Klickitat County Public Utility District 1, Washington, Electric Revenue Bonds, Series 2001B,	12/11 at 100.00	AAA	2,591,993
	5.000%, 12/01/26 (Pre-refunded 12/01/11) – AMBAC Insured
12,955	Port of Seattle, Washington, Passenger Facility Charge Revenue Bonds, Series 1998B, 5.300%,	12/08 at 101.00	AAA	13,243,637
	12/01/16 – AMBAC Insured (Alternative Minimum Tax)
	Port of Seattle, Washington, Revenue Bonds, Series 2001B:
2,535	5.625%, 4/01/18 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	2,661,218
16,000	5.100%, 4/01/24 – FGIC Insured (Alternative Minimum Tax)	10/08 at 100.00	AAA	16,088,800
2,090	Public Utility District 1, Benton County, Washington, Electric Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	2,229,967
	2001A, 5.625%, 11/01/15 – FSA Insured
5,680	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	5,950,993
	2001, 5.500%, 3/01/18 – FSA Insured
4,530	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2001, 5.250%, 12/01/21	12/11 at 100.00	AAA	4,788,980
	(Pre-refunded 12/01/11) – AMBAC Insured
3,720	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aaa	3,936,988
	Regional Medical Center, Series 2001, 5.375%, 10/01/18 (Pre-refunded 10/01/11) – AMBAC Insured
	Washington State Healthcare Facilities Authority, Revenue Bonds, Good Samaritan Hospital,
	Series 2001:
5,480	5.500%, 10/01/21 (Pre-refunded 10/01/11) – RAAI Insured	10/11 at 101.00	AA (4)	5,872,532
25,435	5.625%, 10/01/31 (Pre-refunded 10/01/11) – RAAI Insured	10/11 at 101.00	AA (4)	27,378,234
	Washington State Healthcare Facilities Authority, Revenue Bonds, Group Health Cooperative of
	Puget Sound, Series 2001:
3,005	5.375%, 12/01/17 – AMBAC Insured	12/11 at 101.00	AAA	3,168,111
2,915	5.375%, 12/01/18 – AMBAC Insured	12/11 at 101.00	AAA	3,069,553

89,820	Total Washington			94,142,926

	Wisconsin – 4.4% (2.8% of Total Investments)
	Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, Series 2001:
3,705	5.375%, 1/01/20 (Pre-refunded 1/01/12) – FGIC Insured	1/12 at 100.00	Aaa	3,936,229
1,850	5.000%, 1/01/21 (Pre-refunded 1/01/12) – FGIC Insured	1/12 at 100.00	Aaa	1,937,505
12,250	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative,	12/08 at 102.00	AAA	12,725,423
	Series 1997B, 5.550%, 2/01/15 – AMBAC Insured
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	958,500
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA–	367,521
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
3,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	N/R (4)	3,886,812
	Health Obligated Group, Series 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/12 at 100.00	BBB+	2,621,525
	Series 2001B, 6.000%, 2/15/25
50	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	48,668
	Services Inc., Series 2003A, 5.125%, 8/15/33

25,355	Total Wisconsin			26,482,183

$ 958,735	Total Investments (cost $912,383,573) – 156.0%			944,653,775

	Floating Rate Obligations – (5.0)%			(30,345,000)

	Other Assets Less Liabilities – 0.5%			3,167,359

	Preferred Shares, at Liquidation Value – (51.5)%			(312,000,000)

	Net Assets Applicable to Common Shares – 100%			$605,476,134

Forward Swaps outstanding at July 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Merrill Lynch	$26,750,000	Pay	3-Month USD-LIBOR	5.184%	Semi-Annually	10/30/07	10/30/16	$(508,834)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Portion of the investment, with an aggregate market value of $1,036,431, has been pledged to collateralize the net payment obligations under forward swap contract.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At July 31, 2007, the cost of investments was $881,728,110.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$35,915,976
Depreciation	(3,300,777)

Net unrealized appreciation (depreciation) of investments	$32,615,199

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.